UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21769
Highland Special Situations Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
Highland Special Situations Fund
Semi-Annual Report
June 30, 2010

Highland Special Situations Fund
TABLE OF CONTENTS

Fund Profile	1
Financial Statements	2
Investment Portfolio	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to Financial Statements	10
Additional Information	18
Important Information About This Report	19
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FUND PROFILE (unaudited)
Highland Special Situations Fund
Objective
Highland Special Situations Fund (the “Fund”) seeks to achieve high total returns while minimizing losses.
Total Net Assets of Common Shares as of June 30, 2010
$19.1 million
Portfolio Data as of June 30, 2010
The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time.

Quality Breakdown as of 06/30/10 (%)*
BBB	8.4
BB	4.0
B	4.5
CCC	16.9
C	6.7
NR	59.5

Top 5 Sectors as of 06/30/10 (%)*
Service	37.8
Healthcare	30.3
Financial	8.0
Diversified Media	4.4
Transportation — Automotive	3.7

Top 10 Holdings as of 06/30/10 (%)*
Safety-Kleen Systems, Inc. (Common Stocks)	23.2
Thermo Fluids (Northwest), Inc. (Senior Loans)	14.5
LifeCare Holdings (Senior Loans)	8.6
Genesys Ventures IA, LP (Common Stocks)	8.5
TCD PhaRMA (Corporate Notes and Bonds)	6.4
Metro-Goldwyn-Mayer, Inc., Tranche B-1 (Senior Loans)	3.6
Celtic Pharma Phinco B.V. (Corporate Notes and Bonds)	3.5
Cent CDO, Ltd. (Asset-Backed Securities)	2.4
Gulf Stream Sextant CLO, Ltd. (Asset-Backed Securities)	2.3
Motor Coach Industries International, Inc., Second Lien Tranche A (Senior Loans)	2.3

*	Quality is calculated as a percentage of total senior loans, asset-backed securities, notes and bonds. Sectors and holdings are calculated as a percentage of total assets applicable to common shareholders.
Semi-Annual Report | 1

FINANCIAL STATEMENTS
Highland Special Situations Fund
A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details all of the Fund’s holdings and their value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and common share price as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value for common shares is calculated by dividing net assets for that class by the number of common shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, any unrealized gains or losses recognized over the period as well as any distributions to preferred shareholders. The total of these results represents the Fund’s net increase or decrease in net assets from operations applicable to common shareholders.

Statements of Changes in Net Assets	These statements demonstrate how the Fund’s net assets were affected by its operating results, distributions to common shareholders and shareholder transactions from common shares (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statements of Changes in Net Assets also detail changes in the number of common shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per common share was affected by the Fund’s operating results. The Financial Highlights also disclose the performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
2 | Semi-Annual Report

INVESTMENT PORTFOLIO

As of June 30, 2010 (unaudited)	Highland Special Situations Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) — 38.6%
Aerospace — 0.8%
197,260	US Airways Group, Inc.
	Term Loan, 2.81%, 03/21/14	157,456

Diversified Media — 4.8%
	Metro-Goldwyn-Mayer, Inc.
351,467	Tranche B Term Loan, 04/09/12 (b)	160,269
1,633,198	Tranche B-1 Term Loan, 04/09/12 (b)	744,739

		905,008

Financial — 1.1%
200,000	Nuveen Investments, Inc.
	Second Lien Term Loan, 12.50%, 07/31/15 (c)	210,400

Food/Tobacco — 1.0%
200,000	DSW Holdings, Inc.
	Term Loan, 4.35%, 03/02/12	189,500

Forest Products/Containers — 0.9%
200,000	Consolidated Container Co. LLC
	Second Lien Term Loan, 5.88%, 09/28/14	171,500

Healthcare — 9.3%
1,929,114	LifeCare Holdings
	Term Loan, 4.59%, 08/10/12	1,774,785

Service — 15.8%
3,705,035	Thermo Fluids (Northwest), Inc.
	Tranche B Term Loan, 5.33%, 06/27/13	3,019,604

Transportation — Automotive — 4.1%
	Motor Coach Industries International, Inc.
796,150	Second Lien Tranche A, 06/30/12 (b)	477,690
490,511	Second Lien Tranche B, 06/30/12 (b)	294,306

		771,996

Utility — 0.8%
198,977	Texas Competitive Electric Holdings Co., LLC
	Initial Tranche B-2 Term Loan, 3.98%, 10/10/14	147,815

	Total US Senior Loans (Cost $8,276,322)	7,348,064

Asset-Backed Securities (d) (e) — 7.6%
1,000,000	Cent CDO, Ltd.
	Series 2007-15A, Class C, 2.79%, 03/11/21	496,570
1,000,000	Gulf Stream Sextant CLO, Ltd.
	Series 2007-1A, Class D, 2.94%, 06/17/21	480,000
951,289	Stanfield McLaren CLO, Ltd.
	Series 2007-1A, Class B2L, 5.04%, 02/27/21	466,131

	Total Asset-Backed Securities (Cost $2,138,424)	1,442,701

Corporate Notes and Bonds (d) — 14.4%

Healthcare — 14.4%
1,384,282	Celtic Pharma Phinco B.V.
	17.00%, 06/15/12	733,669
263,897	Cinacalcet Royalty Sub LLC
	8.00%, 03/30/17	284,654
1,177,307	Molecular Insight Pharmaceuticals, Inc.
	11/01/12 (b) (e)	412,058
1,500,000	TCD PhaRMA
	16.00%, 04/15/24	1,320,000

	Total Corporate Notes and Bonds (Cost $4,255,361)	2,750,381

Shares
Common Stocks (f) — 36.1%

Healthcare — 9.3%
1,000,000	Genesys Ventures IA, LP (g)	1,770,000

Retail — 0.0%
12,265,769	Home Interiors & Gifts, Inc. (g)	—

Service — 25.3%
660,008	Safety-Kleen Systems, Inc. (g)	4,818,056

Wireless Communications — 1.5%
176,845	ICO Global Communications Holdings, Ltd.	284,721

	Total Common Stocks (Cost $10,245,850)	6,872,777

Units
Warrants (f) — 0.0%

Wireless Communications — 0.0%
220,000	Clearwire Corp., expires 08/15/10 (g)	2,200

	Total Warrants (Cost $374,000)	2,200

Total Investments — 96.7% (Cost of $25,289,957) (h)		18,416,123

Preferred Shares at Liquidation Value — (2.1)%		(396,000)

Other Assets & Liabilities, Net — 5.4%		1,033,331

Net Assets applicable to Common Shareholders — 100.0%		19,053,454

See accompanying Notes to Financial Statements. | 3

INVESTMENT PORTFOLIO (continued)

As of June 30, 2010 (unaudited)	Highland Special Situations Fund

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests, generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at June 30, 2010. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	The issuer is in default of its payment obligation. Income is not being accrued.

(c)	Fixed rate senior loan.

(d)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2010, these securities amounted to $4,193,082 or 22.0% of net assets.

(e)	Floating rate asset. The interest rate shown reflects the rate in effect at June 30, 2010.

(f)	Non-income producing security.

(g)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $6,590,256, or 34.6% of net assets, were fair valued as of June 30, 2010.

(h)	Cost for U.S. Federal income tax purposes is $25,288,574.

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation
4 | See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2010 (unaudited)	Highland Special Situations Fund

($)
Assets:
Investments at value (cost $25,289,957)	18,416,123
Cash	1,601,487
Receivable For:
Investments sold	466,310
Dividends and interest receivable	268,297
Other assets	1,478

Total assets	20,753,695

Liabilities:
Accumulated undeclared distributions to preferred shareholders (Note 1)	15,706
Payables For:
Distributions to common shareholders	579,646
Investments purchased	452,596
Investment advisory fee payable (Note 4)	98,457
Legal fees payable	108,392
Audit and tax payable	29,933
Trustees’ fees (Note 4)	1,463
Accrued expenses and other liabilities	18,048
Series P Preferred Shares ($1,000 net asset and liquidation value per share subject to an aggregate of 396 shares issued and outstanding) liquidation value	396,000

Total liabilities	1,700,241

Net Assets Applicable To Common Shares	19,053,454

Composition of Net Assets:
Par value of common shares (Note 1)	5,787
Paid-in capital in excess of par value of common shares	39,543,097
Overdistributed net investment income	(582,422)
Accumulated net realized gain/(loss) on investments, foreign currency transactions and short positions	(13,039,174)
Net unrealized appreciation/(depreciation) on investments and short positions	(6,873,834)

Net Assets Applicable to Common Shares	19,053,454

Common Shares:
Net assets	19,053,454
Shares outstanding (unlimited authorization)	5,787,491
Net asset value per share (net assets/shares outstanding)	3.29
See accompanying Notes to Financial Statements. | 5

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (unaudited)	Highland Special Situations Fund

($)
Investment Income:
Interest from unaffiliated issuers	922,216
Securities lending income	67

Total Investment Income	922,283

Expenses:
Investment management fees (Note 4)	229,760
Fund administration fees	79,596
Transfer agent fees	2,500
Trustees’ fees (Note 4)	4,953
Custodian fees	4,509
Reports to shareholders	9,872
Insurance expense	8,631
Other expenses	1,239
Audit fees	36,462
Legal fees	156,666
Dividends from short positions	584

Total expenses	534,772

Net investment income	387,511

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments from unaffiliated issuers	(1,723,521)
Net realized gain/(loss) from affiliated issuer* (Note 7)	1,192,455
Net realized gain/(loss) on foreign currency transactions	6
Net realized gain/(loss) on short positions	(7,584)
Net change in unrealized appreciation/(depreciation) on investments	1,352,388
Net change in unrealized appreciation/(depreciation) on short positions	(10,810)

Net realized and unrealized gain/(loss) on investments	802,934

Distributions to Preferred Shareholders:
Undeclared from net investment income	(15,706)
Declared from net investment income	(459)

Net increase in net assets, applicable to common shareholders, from operations	1,174,280

*	Total amount as a result of redemption-in-kind.
6 | See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Highland Special Situations Fund

	Six Months
	Ended	Year Ended
	June 30, 2010	December 31,
	(unaudited)	2009
	($)	($)
Increase/(Decrease) in Net Assets:

From Operations
Net investment income	387,511	3,148,313
Net realized gain/(loss) on investments from unaffiliated issuers, affiliated issuers, foreign currency transactions and short positions	(538,644)	(8,871,608)
Net change in unrealized appreciation/(depreciation) on investments and short positions	1,341,578	22,030,042
Undeclared and declared distributions to preferred shareholders from net investment income, including change in accumulated declared distributions	(16,165)	(32,879)

Net change in net assets from operations	1,174,280	16,273,868

Distributions Declared to Common Shareholders
From net investment income	(954,608)	(3,940,263)
From return of capital	(22,499,066)	—

Total distributions declared to common shareholders	(23,453,674)	(3,940,263)

Share Transactions from Common Shares
Distributions reinvested	1,875,716	—
Redemption-in-kind	(2,835,666)	—

Net decrease from share transactions from common shares	(959,950)	—

Total increase/(decrease) in net assets from common shares	(23,239,344)	12,333,605

Net Assets Applicable to Common Shares
Beginning of period	42,292,798	29,959,193

End of period (including overdistributed net investment income of $(582,422) and $(2,734), respectively)	19,053,454	42,292,798

Changes in Common Shares
Issued for distributions reinvested	463,587	—
Redemptions	(738,454)	—

Net increase in common shares	(274,867)	—
See accompanying Notes to Financial Statements. | 7

STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2010 (unaudited)	Highland Special Situations Fund

($)
Cash Flows Provided by Operating Activities
Net investment income	387,511

Adjustments to Reconcile Net Investment Income to Net Cash and Foreign Currency Provided by Operating Activities
Purchase of investment securities	(225,231)
Proceeds from disposition of investment securities	17,197,966
Proceeds from securities sold short	(175,260)
Decrease in receivable for investments sold	23,065
Decrease in receivable for securities loaned	992,036
Decrease in restricted cash	250,238
Decrease in interest and fees receivable	71,215
Decrease in other assets	8,631
Net amortization/(accretion) of premium/(discount)	(197,041)
Decrease in payable upon receipt of securities loaned	(992,036)
Decrease in payable for investments purchased	(624,257)
Decrease in payable for distributions to Common Shares	(2,534,215)
Decrease in payable for declared distributions to Preferred Shareholders	(32,879)
Decrease in payables to related parties	(87,950)
Increase in other expenses and liabilities	67,525

Net cash flow provided by operating activities	14,129,318

Cash Flows Used in Financing Activities
Redemption of Series P Preferred Shares	(15,000)
Distributions paid in cash to Common Shareholders	(21,577,958)
Declared distributions to Preferred Shareholders from net investment income	(459)

Net cash flow used in financing activities	(21,593,417)

Net decrease in cash and foreign currency	(7,464,099)

Cash and Foreign Currency
Beginning of the period	9,065,586

End of the period	1,601,487

8 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Special Situations Fund
Selected data for a share outstanding throughout each period is as follows:

	For the
	Six Months
	Ended
Common Shares Per Share	June 30, 2010		Years Ended December 31,
Operating Performance:	(unaudited)		2009	2008	2007	2006	2005(a)

Net Asset Value, Beginning of Period	$6.98		$4.94	$13.81	$12.49	$10.65	$10.00
Income from Investment Operations:
Net investment income	$0.06		$0.51	$0.74	$0.35	$0.66	$0.38
Net realized and unrealized gain/(loss) on investments	0.12		2.19	(7.44)	1.48	1.84	0.83
Distributions from net investment income to preferred shareholders, including declared distributions	—	(c)	(0.01)	— (c)	(0.01)	(0.01)	—	(c)
Distributions from net realized gains to preferred shareholders	—		—	(0.01)	—	—

Total from investment operations, applicable to common shareholders	0.18		2.69	(6.71)	1.82	2.49	1.21
Less Distributions Declared to Common Shareholders:
From net investment income	(0.16)		(0.65)	(0.61)	(0.37)	(0.65)	(0.39)
From return of capital	(3.71)		—	—	(0.01)	—	(0.01)
From net realized gains	—		—	(1.55)	(0.12)	—	(0.16)

Total distributions declared to common shareholders	(3.87)		(0.65)	(2.16)	(0.50)	(0.65)	(0.56)

Net Asset Value, End of Period	$3.29		$6.98	$4.94	$13.81	$12.49	$10.65
Total return (d)	3.16	%(e)	54.56%	(48.58)%	14.61%	23.43%	12.08	%(e)

Ratios to Average Net Assets/Supplemental Data:
Common Share Information at End of Period:
Net assets, end of period (000’s)	$19,053		$42,293	$29,959	$83,708	$73,050	$59,194
Ratios based on net assets of common shares
Net expenses	3.49%		2.52%	2.23%	3.22%	6.00%	5.90%
Dividends for short positions	—	(f)	— (f)	—	—	—	—
Net investment income (g)	2.53%		7.21%	6.37%	2.55%	5.75%	6.48%
Common and Preferred Share Information at End of Period:
Ratios based on net assets of common and preferred shares
Net expenses	3.44%		2.50%	2.22%	3.21%	5.96%	5.85%
Dividends for short positions	—	(f)	— (f)	—	—	—	—
Net investment income	2.39	%(e)	7.06%	6.32%	2.50%	5.66%	6.37%
Portfolio turnover	1	%(e)(h)	87%	113%	51%	73%	50	%(e)
Preferred Share Information at End of Period:
Aggregate amount outstanding, end of period (000’s)	$396		$411	$411	$411	$411	$411
Asset coverage per share (i)	$49,114		$103,902	$73,893	$204,670	$177,737	$145,024

(a)	Highland Special Situations Fund commenced investment operations on May 18, 2005.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Represents less than $0.005 per common share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Represents less than 0.005% per share.

(g)	Net investment income ratio does not reflect payment to preferred shareholders. The ratio reflecting such payment was 2.43%, 7.13%, 6.36%, 2.51%, 5.70% and 6.42% for the six months ended June 30, 2010, years ended December 31, 2009, December 31, 2008, December 31, 2007 and December 31, 2006 and the period ended December 31, 2005, respectively.

(h)	Portfolio turnover rate excludes securities delivered from processing the redemption-in-kind.

(i)	Asset coverage per share equals net assets of common shares plus the redemption value of the preferred shares divided by the total number of preferred shares outstanding at the end of the period.
See accompanying Notes to Financial Statements. | 9

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2010	Highland Special Situations Fund
Note 1. Organization and Operations
Highland Special Situations Fund (the “Fund”) is a Delaware statutory trust and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on May 18, 2005.
Investment Objective
The Fund seeks to achieve high total returns while minimizing losses.
Common Shares
The Fund may issue an unlimited number of common shares, par value $0.001 per share (the “Common Shares”). The Fund will offer Common Shares, only to investors that are both accredited investors and qualified clients on a private placement basis, and only with the approval of a majority of the Fund’s outstanding Shares.
Preferred Shares
The Fund is authorized to issue up to 500 shares of Series P Preferred Shares (“Series P Shares”). Series P Shares pay cumulative preferential dividends of approximately 8% per year and are preferred as to liquidation value over the Common Shares. The purchase price for each Series P Shares is $1,000. The Series P Shares have a liquidation preference equal to $1,000 (the “Liquidation Preference”) plus any accumulated but unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. On or after the fifth anniversary of the commencement of the Fund’s operations, holders of Series P Shares have the right, on not less than 90 days prior written notice to the Fund, to sell such Series P Shares to the Fund at an amount equal to the Liquidation Preference plus accumulated and unpaid dividends. The right of the holders of Series P Shares to sell their shares to the Fund requires Series P Shares to be presented as a liability for financial reporting purposes. The Fund will not issue Series P Shares unless immediately thereafter the Series P Shares have asset coverage of at least 200%. For the six months ended June 30, 2010, the Fund redeemed fifteen shares of Series P shares. As of June 30, 2010, there are 396 Series P Shares issued and outstanding.
The Fund is also authorized to issue one share of Series S Preferred Shares (the “Special Share”). The Special Share will have a liquidation preference equal to $1,000 plus any accumulated and unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time after the termination for any or no reason of the investment management agreement in accordance with the provisions thereof in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. The Fund will not issue Series P Shares or a Special Share (together, the “Preferred Shares”) unless immediately thereafter the Preferred Shares have an asset coverage of at least 200%. As of June 30, 2010, the Special Share had not been issued.
The Preferred Shares are senior to and have certain class-specific preferences over the Common Shares. Under the 1940 Act, the Preferred Shares must have the right to elect at least two Trustees at all times and a majority of the Trustees in the event of serious dividend arrearages. Preferred Shares also have certain class voting rights under the 1940 Act.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
Use of Estimates
The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.
Fund Valuation
The net asset value (“NAV”) of the Fund’s Common Shares is calculated as of the last business day of each month, in connection with each issuance of common shares by the Fund, as of each distribution date (after giving effect to the relevant declaration) and on such other dates as determined by the Fund’s Board of Trustees (the “Board” or “Trustees”), or its designee, in accordance with procedures approved by the Board. The NAV is calculated by dividing the value of the Fund’s net assets attributable to Common Shares by the numbers of Common Shares outstanding.
10 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2010	Highland Special Situations Fund
Valuation of Investments
In computing the Fund’s net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. Securities where there are no readily available market quotations, will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and has been approved by the Trustees.
Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise do not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Fair Value Measurements
The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
Semi-Annual Report | 11

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2010	Highland Special Situations Fund
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of June 30, 2010 is as follows:

			Level 2	Level 3
	Total Value	Level 1	Significant	Significant
	as of	Quoted	Observable	Unobservable
Funds	June 30, 2010	Price	Input	Input
Investments in Securities:
Common Stocks
Healthcare	$1,770,000	$—	$—	$1,770,000
Service	4,818,056	—	—	4,818,056
Wireless Communication	284,721	284,721	—	—
Warrants	2,200	—	—	2,200
Debt
Senior Loans	7,348,064	—	3,556,463	3,791,601
Asset-Backed Securities	1,442,701	—	—	1,442,701
Corporate Debt	2,750,381	—	284,654	2,465,727

Total	$18,416,123	$284,721	$3,841,117	$14,290,285

The Fund did not have any liabilities that were classified as Level 3 as of June 30, 2010.
The tables below set forth a summary of changes in the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended June 30, 2010.

*	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s investment portfolio.

			Net
			amortization/
	Balance as of	Transfers	(accretion) of
Assets at Fair Value using	December 31	in/(out)	premium/	Net realized	Net unrealized	Net	Balance as of
unobservable inputs (Level 3)	2009	of Level 3	(discount)	gains/(losses)	gains/(losses)	purchase/(sales)*	June 30, 2010
Common Stocks
Healthcare	$1,590,000	$—	$—	$—	$180,000	$—	$1,770,000
Housing	2,852,544	—	—	1,192,456	(1,209,334)	(2,835,666)	—
Service	4,620,054	—	—	—	198,002	—	4,818,056
Warrants	7,700	—	—	—	(5,500)	—	2,200
Debt
Senior Loans	3,749,704	—	117,799	66,987	225,196	(368,085)	3,791,601
Asset Backed Securities	1,312,168	—	—	832	145,097	(15,396)	1,442,701
Corporate Debt	3,167,445	(284,654)	(6,278)	30,484	(271,127)	(170,143)	2,465,727
Claims	—	—	—	—	(24,000)	—	—

Total	$17,299,615	$(284,654)	$111,521	$1,290,759	$(761,666)	$(3,389,290)	$14,290,285

The net unrealized losses presented in the tables above relate to investments that are still held at June 30, 2010 and the Fund presents these unrealized losses on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the six months ended June 30, 2010, a net amount of $284,654 of the Fund’s portfolio investments was transferred to Level 2 from Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Foreign Currency
Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates between trade and settlement dates on security transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The
12 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2010	Highland Special Situations Fund
effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.
Short Sales
The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.
When short sales are employed, the Fund intends to attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Investment Adviser believes possess volatility characteristics similar to those being hedged. In addition, the Fund may use short sales for non-hedging purposes to pursue its investment objective.
As of June 30, 2010, the Fund did not hold any short positions.
Income Recognition
Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.
U.S. Federal Income Tax Status
The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to U.S. federal income taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Distributions to Shareholders
Dividends and distributions from net investment income are distributed each year based on the criteria set forth below. Holders of Series P Shares are entitled to receive cumulative dividends in the amount of 8% per year of $1,000 for each Series P Share owned. Distributions to holders of Common Shares will consist of all net investment income remaining after the payment of dividends on the Series P Shares. Capital gain distributions, deemed capital gain distributions and ordinary income dividends will be allocated between the holders of Common Shares and Series P Shares in proportion to the total distributions paid during the taxable year. The Fund will not declare or pay any distribution with respect to Common Shares unless the Preferred Shares have asset coverage of at least 200% after deducting the amount of the dividend. During the six months ended June 30, 2010, the Fund made distributions of $2.75, $0.59, $0.43 and $0.10 per share on February 11, February 26, May 28 and June 30, respectively.
Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Fund’s Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank.
Note 3. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
For the six months ended June 30, 2010, net permanent differences resulting from Section 988 gain/(loss), net partnership reclass, K-1 adjustment reversal, and paydown reclass were identified. Reclassifications were made to the Fund’s capital accounts of $3,574, $2,209 and $(5,783) to undistributed net investment income, accumulated net realized gain/(loss) on investments and paid-in capital, respectively, among the components of the Fund’s net assets.
The tax character of distributions paid during the six months ended June 30, 2010, and the years ended December 31, 2009 and 2008 were as follows:

Distributions paid from:	2010	2009	2008
Ordinary income*	$970,773	$3,973,142	$3,685,577
Long-term capital gains	—	—	9,447,303
Return of Capital	22,499,066	—	—

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.
Semi-Annual Report | 13

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2010	Highland Special Situations Fund
As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Accumulated
Capital	Undistributed	Undistributed
and Other	Ordinary	Long-Term	Net Unrealized
Losses	Income	Capital Gains	(Depreciation)
$ (13,040,557)	$—	$—	$(6,872,451)
As of June 30, 2010, for federal income tax purposes, the Fund had capital loss carryforwards, which will expire in the indicated year:

Capital Loss	Expiration
Carryforwards	Date
$ (12,502,739)	2017
(537,818)	2018
Unrealized appreciation and depreciation at June 30, 2010, based on cost of investments for U.S. federal income tax purposes and excluding any unrealized appreciation/(depreciation) from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

Unrealized appreciation	$839,350
Unrealized depreciation	(7,711,801)

Net unrealized depreciation	$(6,872,451)

Note 4. Investment Management, Carried Interest, Trustee, and Other
Fees Management Fee
The Investment Adviser receives an investment management fee (the “Management Fee”) of 1.50% per year, calculated monthly and paid quarterly of the aggregate NAV of the Fund. NAV shall mean the market value of all liquid securities at the time of valuation and the cost of any illiquid assets at the time of valuation. Assets are considered “illiquid” if the Investment Adviser reasonably determines, in accordance with procedures adopted by the Board, that (i) reliable market quotations are not readily available for such security, or (ii) although reliable quotations are readily available, the majority of such securities held by accounts managed by the Investment Adviser could not be sold or disposed of in the ordinary course of business (without taking into account any illiquidity or simular discounts) within fourteen trading days at approximately the price at which the security is valued by the Fund without significantly depressing the level of such market quotations. The limitation in (ii) above is not applicable if the inability to dispose of a majority of such securities within such period is due to the fact that the Investment Adviser is an affiliate of the issuer or possesses inside information regarding such issuer.
Carried Interest Fee
The Carried Interest will be paid as a fee pursuant to the Investment Management Agreement between the Fund and the Investment Adviser. The Carried Interest is an amount (payable annually) such that after receipt thereof the Investment Adviser will have received from the Fund 20% of the realized and unrealized cumulative total return of the Fund on its assets attributable to the Common Shares and the Special Share. The Carried Interest shall be payable as of December 31 of each year and shall be paid not later than completion of the audit of the Fund for such year. If there is positive return through any interim month in excess of the high watermark described below, the Fund will accrue an appropriate amount in respect of the earned Carried Interest potentially payable at the end of the year. If there is negative return in any calendar year, no Carried Interest will be paid until the negative return (as a percentage of average net assets attributable to the Common Shares and the Special Share, or, if less, as a percentage of such net assets at the time such negative return is experienced) has been recovered in full (“High Watermark Provision”). For the avoidance of doubt, all total return (positive or negative) will be determined in dollars (the percentage figure in connection with recoupment of negative return being utilized solely to calculate the dollar amount of negative return required to be recouped). For purposes of all Carried Interest calculations, illiquid assets (as defined for purposes of the Management Fee) will be valued at the lesser of cost or fair market value (as determined by the Investment Adviser in good faith).
Fees Paid to Officers and Trustees
Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser as of the date of this semi-annual report.
The Fund pays no compensation to its one interested Trustee or any of its officers, all of whom are employees of the Investment Adviser.
Note 5. Fund Information
For the six months ended June 30, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $225,231 and $17,197,966, respectively. The Fund had a redemption-in-kind on March 24, 2010, which resulted in a redemption out of the Fund of $2,835,666 and is excluded from the proceeds from the sale of securities. The redemption was comprised of one security.
14 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2010	Highland Special Situations Fund
Note 6. Periodic Repurchase Offers
The Fund may make quarterly repurchases at NAV of a portion to 20% of the outstanding Common Shares that have been held for at least twelve months (“Repurchase Offers”) at the option of the Board. During the six months ended June 30, 2010, the Fund did not make any Repurchase Offers.
Note 7. Transactions in Securities of Affiliated Issuers
Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. As of June 30, 2010, the Fund did not hold any investments in affiliated portfolio companies.

	Shares at	Market Value
	June 30,	December 31,	June 30,
	2010	2009	2010
Trussway
Industries, Inc.
(Common Stock)	—	$2,852,544	$—

Note 8. Unfunded Loan Commitments
As of June 30, 2010, the Fund had no unfunded loan commitments.
Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. Any applicable unrealized gain/(loss) and unrealized appreciation/(depreciation) on unfunded loan commitments are recorded on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Note 9. Securities Loans
The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the bid value of the securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of June 30, 2010, the Fund did not have any loaned securities.
Note 10. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. The Board has approved the advancement of certain expenses to a service provider in connection with pending litigation subject to various undertakings and reporting requirements.
Note 11. Disclosure of Significant Risks and Contingencies
Non-Diversified and Industry Concentration Risk
The Fund may focus its investments in instruments of only a few companies. The concentration of the Fund’s portfolio in any one obligor would subject the Fund to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry.
Non-Payment Risk
Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the net asset value of the Fund.
Credit Risk
Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt may result in greater net asset value fluctuation than if the Fund did not make such investments.
Illiquidity of Investments Risk
The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Fund’s investments, especially those in financially distressed companies, may require a long holding period prior to profitability.
Troubled, Distressed or Bankrupt Companies Risk
The Fund invests in companies that are troubled, in distress, or bankrupt. As such, they are subject to a multitude of legal,
Semi-Annual Report | 15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2010	Highland Special Situations Fund
industry, market, environment and governmental forces that make analysis of these companies inherently difficult. Further, the Investment Adviser relies on company management, outside experts, market participants, and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible or that the resulting analysis will produce accurate conclusions.
Carried Interest Risk
The Carried Interest may create an incentive for the Investment Adviser to make investments that are risky or more speculative than would otherwise be the case. The way in which the amount of the Carried Interest is determined may encourage the Investment Adviser to use leverage to increase the return on the Fund’s investments. If the Investment Adviser acquires poorly performing assets with such leverage, the loss to the Fund could be substantial. Finally, because a portion of the Carried Interest is likely to reflect interest and dividend income and is calculated on an accrual basis regardless of whether the Fund has received a cash payment, the Investment Adviser might have an incentive to invest in zero coupon or deferred interest securities in circumstances where it would not have done so but for the opportunity to continue to earn Carried Interest even when the issuer would not be able to make cash payments on such securities. The foregoing risks could be increased because the Investment Adviser is not obligated to reimburse the Fund for any Carried Interest received even if the Fund subsequently incurs losses or never receives in cash income that was previously accrued.
Leverage Risk
The Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Fund purchases securities with borrowed funds, its net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged.
Currency Risk
A portion of the Fund’s assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.
Foreign Securities Risk
Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Fund are maintained) and the various foreign currencies in which the Fund’s portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.
Short Selling Risk
Short sales by the Fund that are not made where there is an offsetting long position in the asset that is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Fund to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.
Significant Shareholders
At June 30, 2010, two shareholders (“Significant Shareholders”) owned 87.5% of the net assets applicable to Common Shares. The Fund will not accept any other subscription for Common Shares without the consent of the Board of Trustees and the written consent of the Significant Shareholders.
16 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2010	Highland Special Situations Fund
Note 12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

On July 1, 2010, all of the stock of PNC Global Investment Servicing Inc., an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc., was sold to The Bank of New York Mellon Corporation (BNY Mellon) (“Stock Sale”). The Stock Sale included PNC Global Investment Servicing (U.S.) Inc. and PFPC Trust Company. Effective July 1, 2010, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. PFPC Trust Company will not change its name until a later date to be announced.
On August 3, 2010, the Board of Trustees of the Fund approved a repurchase of the outstanding Common Shares. Details of the tender offer will be provided to holders of Common Shares and filed with the SEC.
Semi-Annual Report | 17

ADDITIONAL INFORMATION (unaudited)

June 30, 2010	Highland Special Situations Fund
Additional Portfolio Information
The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.
18 | Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT
Investment Adviser
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
101 Sabin Street
Pawtucket, RI 02860
Custodian
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201
Fund Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110
This report has been prepared for shareholders of Highland Special Situations Fund (the “Fund”). The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 and additional reports will be sent to you.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting record for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the SEC’s website at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Semi-Annual Report  | 19

Highland Special Situations Fund	Semi-Annnual Report, June 30, 2010

www.highlandfunds.com	HLC-HSSF-SEMI-06/10

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Highland Special Situations Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty

R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 9/7/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty

R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 9/7/10

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Treasurer and Secretary
(principal financial officer)

Date 9/6/10

* Print the name and title of each signing officer under his or her signature.